Employees' Stock Incentive Plans Schedule of PSU Activity and Related Information (Details) - PSUs - $ / shares	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Roll-forward of PSU Activity (in shares)
Beginning balance	3,252,056
Granted	4,832,626
Forfeited	(1,271,023)
Ending balance	6,813,659	3,252,056
Weighted Average Grant Date Fair Value [Abstract]
Outstanding at period start, weighted average grant date fair value (in dollars per share)	$ 59.24
Granted, weighted average grant date fair value (in dollars per share)	25.31	$ 56.31	$ 79.85
Forfeited, weighted average grant date fair value (in dollars per share)	54.67
Outstanding at period end, weighted average grant date fair value (in dollars per share)	$ 36.03	$ 59.24